FINANCIAL INSTRUMENTS AND RISKS (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair Value	R$ 656.9	R$ 728.3
Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	17,374.2
Fair Value	(362.5)
Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	4,025.7
Fair Value	(21.1)
US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	13,200.0
Fair Value	(357.5)
Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	37.4
Fair Value	(0.1)
Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	111.1
Fair Value	16.2
Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	249.7
Fair Value	(14.5)
US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	249.7
Fair Value	(14.5)
Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	64.7
Fair Value	(4.1)
US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	64.7
Fair Value	(4.1)
Total Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	(59.3)
Fair Value	(2.3)
U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	(59.3)
Fair Value	(2.3)
Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	17,629.3
Fair Value	(383.4)
Later than one year and not later than two years [member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	16,763.3
Fair Value	(352.5)
Later than one year and not later than two years [member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	3,924.3
Fair Value	(14.2)
Later than one year and not later than two years [member] | US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	12,690.5
Fair Value	(354.4)
Later than one year and not later than two years [member] | Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	37.4
Fair Value	(0.1)
Later than one year and not later than two years [member] | Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	111.1
Fair Value	16.2
Later than one year and not later than two years [member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	249.7
Fair Value	(14.5)
Later than one year and not later than two years [member] | US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	249.7
Fair Value	(14.5)
Later than one year and not later than two years [member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	64.7
Fair Value	(4.1)
Later than one year and not later than two years [member] | US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	64.7
Fair Value	(4.1)
Later than one year and not later than two years [member] | Total Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	(59.3)
Fair Value	(2.3)
Later than one year and not later than two years [member] | U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value	(59.3)
Fair Value	(2.3)
Later than one year and not later than two years [member] | Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	17,018.4
Fair Value	(373.4)
Later than two years and not later than three years [member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	610.9
Fair Value	(10.0)
Later than two years and not later than three years [member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	101.4
Fair Value	(6.9)
Later than two years and not later than three years [member] | US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	509.5
Fair Value	(3.1)
Later than two years and not later than three years [member] | Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | Total Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than two years and not later than three years [member] | Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value	610.9
Fair Value	(10.0)
Later than three years and not later than four years [member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Total Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than three years and not later than four years [member] | Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Total Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than four years and not later than five years [member] | Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Total Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value
Later than five years [member] | Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional value
Fair Value